Expense Example, No Redemption	Feb. 23, 2026 USD ($)
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 400
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	1,756
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	2,338
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
Calamos Market Neutral Income Fund | Calamos Market Neutral Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	823
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	1,806
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Calamos Hedged Equity Fund | Calamos Hedged Equity Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	697
Expense Example, No Redemption, 3 Years	1,159
Expense Example, No Redemption, 5 Years	1,647
Expense Example, No Redemption, 10 Years	2,985
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	308
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,601
Expense Example, No Redemption, 10 Years	3,365
Calamos Phineus Long/Short Fund | Calamos Phineus Long/Short Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	470
Expense Example, No Redemption, 3 Years	1,767
Expense Example, No Redemption, 5 Years	3,026
Expense Example, No Redemption, 10 Years	6,002
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	276
Expense Example, No Redemption, 3 Years	1,739
Expense Example, No Redemption, 5 Years	3,138
Expense Example, No Redemption, 10 Years	6,359
Calamos Merger Arbitrage Fund | Calamos Merger Arbitrage Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	1,464
Expense Example, No Redemption, 5 Years	2,722
Expense Example, No Redemption, 10 Years	5,723
Calamos Convertible Fund | Calamos Convertible Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	339
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	1,580
Calamos Convertible Fund | Calamos Convertible Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,212
Calamos Convertible Fund | Calamos Convertible Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	357
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	937
Expense Example, No Redemption, 10 Years	1,790
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,410
Calamos Global Convertible Fund | Calamos Global Convertible Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	601
Expense Example, No Redemption, 3 Years	876
Expense Example, No Redemption, 5 Years	1,171
Expense Example, No Redemption, 10 Years	2,008
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	651
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	2,418
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	597
Expense Example, No Redemption, 10 Years	1,325
Calamos Timpani Small Cap Growth Fund | Calamos Timpani Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	311
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,207
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	952
Expense Example, No Redemption, 5 Years	1,323
Expense Example, No Redemption, 10 Years	2,360
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	424
Expense Example, No Redemption, 5 Years	759
Expense Example, No Redemption, 10 Years	1,705
Calamos Timpani SMID Growth Fund | Calamos Timpani SMID Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,654
Calamos Growth Fund | Calamos Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	599
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	1,947
Calamos Growth Fund | Calamos Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	2,358
Calamos Growth Fund | Calamos Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,259
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	577
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,027
Expense Example, No Redemption, 10 Years	1,697
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,116
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Calamos Growth & Income Fund | Calamos Growth & Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Calamos Select Fund | Calamos Select Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	587
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,231
Expense Example, No Redemption, 10 Years	2,171
Calamos Select Fund | Calamos Select Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,181
Expense Example, No Redemption, 10 Years	2,576
Calamos Select Fund | Calamos Select Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	366
Expense Example, No Redemption, 5 Years	661
Expense Example, No Redemption, 10 Years	1,501
Calamos International Growth Fund | Calamos International Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	591
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	2,127
Calamos International Growth Fund | Calamos International Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	2,533
Calamos International Growth Fund | Calamos International Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	360
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	1,453
Calamos International Growth Fund | Calamos International Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	333
Expense Example, No Redemption, 5 Years	597
Expense Example, No Redemption, 10 Years	1,353
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	601
Expense Example, No Redemption, 3 Years	936
Expense Example, No Redemption, 5 Years	1,294
Expense Example, No Redemption, 10 Years	2,299
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	713
Expense Example, No Redemption, 5 Years	1,245
Expense Example, No Redemption, 10 Years	2,700
Calamos Evolving World Growth Fund | Calamos Evolving World Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	728
Expense Example, No Redemption, 10 Years	1,639
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	611
Expense Example, No Redemption, 3 Years	917
Expense Example, No Redemption, 5 Years	1,245
Expense Example, No Redemption, 10 Years	2,172
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	694
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,577
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	677
Expense Example, No Redemption, 10 Years	1,502
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	371
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	1,444
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	593
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,213
Expense Example, No Redemption, 10 Years	2,119
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,163
Expense Example, No Redemption, 10 Years	2,525
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	360
Expense Example, No Redemption, 5 Years	642
Expense Example, No Redemption, 10 Years	1,445
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	606
Expense Example, No Redemption, 3 Years	1,419
Expense Example, No Redemption, 5 Years	2,249
Expense Example, No Redemption, 10 Years	4,391
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	1,209
Expense Example, No Redemption, 5 Years	2,210
Expense Example, No Redemption, 10 Years	4,726
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	917
Expense Example, No Redemption, 5 Years	1,743
Expense Example, No Redemption, 10 Years	3,894
Calamos International Small Cap Growth Fund | Calamos International Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	893
Expense Example, No Redemption, 5 Years	1,705
Expense Example, No Redemption, 10 Years	3,824
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS A SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	315
Expense Example, No Redemption, 3 Years	581
Expense Example, No Redemption, 5 Years	867
Expense Example, No Redemption, 10 Years	1,682
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS C SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,049
Expense Example, No Redemption, 10 Years	2,309
Calamos Total Return Bond Fund | CALAMOS TOTAL RETURN BOND FUND | CLASS I SHARES
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	285
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	1,203
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	325
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	1,833
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,117
Expense Example, No Redemption, 10 Years	2,451
Calamos High Income Opportunities Fund | Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	594
Expense Example, No Redemption, 10 Years	1,362
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	289
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,005
Calamos Short-Term Bond Fund | Calamos Short-Term Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493